Balance Sheet Components - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work-in-process inventories	$ 0	$ 0	$ 0
Depreciation and amortization	$ 517,000	$ 129,000